SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Schedule of Deferred Tax Liability) (Details) (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION [Abstract]
Net Operating Loss Carryforward	$ 89,731	$ 23,791
Valuation Allowance	(89,731)	(23,791)
Net deferred tax assets
Net deferred tax liability
Deferred tax assets, net
Net operating loss carry forward	189,518	61,710
Net operating losses carry forward, expiration date	Apr. 30, 2033
Net increase in the valuation allowance	$ 65,940	$ 23,791